Regulatory Capital Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Capital Financial Instruments [Abstract]
Schedule of financial instruments of regulatory capital issued
	2022	2021
	MCh$	MCh$
Subordinated bonds with transitory recognition	—	—
Subordinated bonds	1,010,905	917,510

Bonds with no fixed term of maturity	—	—
Preferred stock	—	—
Total	1,010,905	917,510

Schedule of regulatory capital financial instruments
	Subordinated bonds	Bonds with no maturity	Preferred shares
	MCh$
Balance as of January 1, 2021	886,407	—	—
Emissions made	—	—	—
Transaction costs	—	—	—
Transaction costs amortization	—	—	—
Accrued interest	29,577	—	—
Acquisition or redemption by the issuer	—	—	—
Modification of the issuance conditions	—	—	—
Interest and UF indexation payments to the holder	(39,895)	—	—
Principal payments to the holder	(16,277)	—	—
Accrued UF indexation	57,698	—	—
Exchange rate differences	—	—	—
Depreciation	—	—	—
Reappraisal	—	—	—
Expiration	—	—	—
Conversion to common shares	—	—	—
Balance as of December 31, 2021	917,510	—	—

Balance as of January 1, 2022	917,510	—	—
Emissions made	—	—	—
Transaction costs	—	—	—
Transaction costs amortization	—	—	—
Accrued interest	31,271	—	—
Acquisition or redemption by the issuer	—	—	—
Modification of the issuance conditions	—	—	—
Interest and UF indexation payments to the holder	(42,866)	—	—
Principal payments to the holder	(15,184)	—	—
Accrued UF indexation	120,174	—	—
Exchange rate differences	—	—	—
Depreciation	—	—	—
Reappraisal	—	—	—
Expiration	—	—	—
Conversion to common shares	—	—	—
Balance as of December 31, 2022	1,010,905	—	—

Schedule of subordinated bonds due
December 2022
Serie	Currency	Issuance currency amount	Interest rate %	Registration date	Maturity date	Balance due MCh$
C1	UF	300,000	7.5	12/06/1999	01/01/2030	5,553
C1	UF	200,000	7.4	12/06/1999	01/01/2030	3,707
C1	UF	530,000	7.1	12/06/1999	01/01/2030	9,906
C1	UF	300,000	7.1	12/06/1999	01/01/2030	5,610
C1	UF	50,000	6.5	12/06/1999	01/01/2030	951
C1	UF	450,000	6.6	12/06/1999	01/01/2030	8,555
D2	UF	1,600,000	4.3	06/20/2002	04/01/2023	2,820
D2	UF	400,000	4.3	06/20/2002	04/01/2023	705
D1	UF	2,000,000	3.6	06/20/2002	04/01/2026	21,279
F	UF	1,000,000	5.0	11/28/2008	11/01/2033	33,930
F	UF	1,500,000	5.0	11/28/2008	11/01/2033	50,895
F	UF	759,000	4.5	11/28/2008	11/01/2033	26,835
F	UF	241,000	4.5	11/28/2008	11/01/2033	8,521
F	UF	4,130,000	4.2	11/28/2008	11/01/2033	149,084
F	UF	1,000,000	4.3	11/28/2008	11/01/2033	36,098
F	UF	70,000	4.2	11/28/2008	11/01/2033	2,535
F	UF	4,000,000	3.9	11/28/2008	11/01/2033	149,314
F	UF	2,300,000	3.8	11/28/2008	11/01/2033	86,214
G	UF	600,000	4.0	11/29/2011	11/01/2036	20,686
G	UF	50,000	4.0	11/29/2011	11/01/2036	1,724
G	UF	80,000	3.9	11/29/2011	11/01/2036	2,778
G	UF	450,000	3.9	11/29/2011	11/01/2036	15,645
G	UF	160,000	3.9	11/29/2011	11/01/2036	5,563
G	UF	1,000,000	2.7	11/29/2011	11/01/2036	39,616
G	UF	300,000	2.7	11/29/2011	11/01/2036	11,885
G	UF	1,360,000	2.6	11/29/2011	11/01/2036	54,050
J	UF	1,400,000	1.0	11/29/2011	11/01/2042	73,326
J	UF	1,500,000	1.0	11/29/2011	11/01/2042	78,679
J	UF	1,100,000	1.0	11/29/2011	11/01/2042	58,137
I	UF	900,000	1.0	11/29/2011	11/01/2040	46,304
				Total subordinated bonds due		1,010,905

December 2021
Serie	Currency	Issuance currency amount	Interest rate %	Registration date	Maturity date	Balance due MCh$
C1	UF	300,000	7.5	06/12/1999	01/01/2030	5,377
C1	UF	200,000	7.4	06/12/1999	01/01/2030	3,591
C1	UF	530,000	7.1	06/12/1999	01/01/2030	9,605
C1	UF	300,000	7.1	06/12/1999	01/01/2030	5,441
C1	UF	50,000	6.5	06/12/1999	01/01/2030	924
C1	UF	450,000	6.6	06/12/1999	01/01/2030	8,313
C2	UF	250,000	7.5	06/12/1999	01/01/2022	390
C2	UF	350,000	6.6	06/12/1999	01/01/2022	546
C2	UF	1,000,000	6.5	06/12/1999	01/01/2022	1,561
A7	UF	40,000	6.9	16/07/1999	01/08/2022	115
A7	UF	50,000	6.9	16/07/1999	01/08/2022	144
A7	UF	200,000	6.9	16/07/1999	01/08/2022	577
A7	UF	50,000	6.9	16/07/1999	01/08/2022	144
A7	UF	50,000	6.9	16/07/1999	01/08/2022	144
A7	UF	160,000	6.9	16/07/1999	01/08/2022	461
A7	UF	450,000	6.9	16/07/1999	01/08/2022	1,297
C2	UF	60,000	6.7	06/12/1999	01/01/2022	94
C2	UF	280,000	6.7	06/12/1999	01/01/2022	437
C2	UF	170,000	6.7	06/12/1999	01/01/2022	265
C2	UF	110,000	6.6	06/12/1999	01/01/2022	172
C2	UF	30,000	6.7	06/12/1999	01/01/2022	47
D2	UF	1,600,000	4.3	20/06/2002	01/04/2023	7,311
D2	UF	400,000	4.3	20/06/2002	01/04/2023	1,828
D1	UF	2,000,000	3.6	20/06/2002	01/04/2026	23,734
F	UF	1,000,000	5.0	28/11/2008	01/11/2033	29,865
F	UF	1,500,000	5.0	28/11/2008	01/11/2033	44,797
F	UF	759,000	4.5	28/11/2008	01/11/2033	23,686
F	UF	241,000	4.5	28/11/2008	01/11/2033	7,521
F	UF	4,130,000	4.2	28/11/2008	01/11/2033	131,800
F	UF	1,000,000	4.3	28/11/2008	01/11/2033	31,910
F	UF	70,000	4.2	28/11/2008	01/11/2033	2,242
F	UF	4,000,000	3.9	28/11/2008	01/11/2033	132,309
F	UF	2,300,000	3.8	28/11/2008	01/11/2033	76,415
G	UF	600,000	4.0	29/11/2011	01/11/2036	18,235
G	UF	50,000	4.0	29/11/2011	01/11/2036	1,520
G	UF	80,000	3.9	29/11/2011	01/11/2036	2,450
G	UF	450,000	3.9	29/11/2011	01/11/2036	13,797
G	UF	160,000	3.9	29/11/2011	01/11/2036	4,905
G	UF	1,000,000	2.7	29/11/2011	01/11/2036	35,193
G	UF	300,000	2.7	29/11/2011	01/11/2036	10,558
G	UF	1,360,000	2.6	29/11/2011	01/11/2036	48,023
J	UF	1,400,000	1.0	29/11/2011	01/11/2042	65,675
J	UF	1,500,000	1.0	29/11/2011	01/11/2042	70,473
J	UF	1,100,000	1.0	29/11/2011	01/11/2042	52,089
I	UF	900,000	1.0	29/11/2011	01/11/2040	41,529
				Total subordinated bonds due		917,510